EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January and February 2006
Distribution Date: 3/15/06

Original Inputs

Total Pool Balance	$3,448,419,727.08

Class A-1 Notes Balance	$510,000,000.00
Class A-1 Notes Rate	4.642%

Class A-2a Notes Balance	$450,000,000.00
Class A-2a Notes Rate	5.030%

Class A-2b Notes Balance	$1,060,000,000.00
Class A-2b Notes Rate	One Month LIBOR + .03%

Class A-3 Notes Balance	$650,000,000.00
Class A-3 Notes Rate	5.030%

Class A-4 Notes Balance	$252,835,000.00
Class A-4 Notes Rate	5.040%

Class B Notes Balance	$126,052,000.00
Class B Notes Rate	5.260%

Class C Notes Balance	$47,270,000.00
Class C Notes Rate	5.550%

Class D Notes Balance	$31,513,000.00
Class D Notes Rate	7.160%

Overcollateralization	$23,634,872.54

Reserve Account Deposit	$15,756,524.36

Discount Rate	8.85%

Part I. Collections
Receipts During the Period	$237,625,422.61
Principal on Administrative Repurchases	1,099,646.29
Principal on Warranty Repurchases	—
Liquidation Proceeds (Recoveries)	8,300.00
Schedule and Simple Interest Payments Advanced	165,817.02
Schedule Principal Advanced	2,155,159.89

Total Collections Available For the Period	$241,054,345.81

Beginning Pool Aggregate Principal Balance	$3,448,419,727.08
Ending Pool Aggregate Principal Balance	$3,228,394,258.03

Scheduled Principal Collection	$179,893,347.59

Beginning Aggregate Discounted Principal Balance	$3,151,304,872.54
Ending Aggregate Discounted Principal Balance	$2,959,209,810.00

Part II. Distributions to Noteholders and Certificateholders
Total Collections	$241,054,345.81
Plus: Reserve Account Draw	—
Plus: Net Amount Due From Swap Counterparty	—
Less: Total Servicing Fee	1,245,262.68
Less: Net Amount Due to Swap Counterparty	629,522.22
Less: Monthly Interest Due to Noteholders	11,974,943.93
Less: Principal Due to Noteholders	192,095,062.51
Less: Reserve Account Deposit	—
Less: Accumulation Account Deposit	—

Equals Reserve Fund Excess to be released to CARI	$35,109,554.47

EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January 2006 and February 2006
Distribution Date: 3/15/06

		Per $1000 of
		Original Principal
Class A-1 Notes Distributable Amount
Monthly Interest	$1,907,088.33	3.739389
Monthly Principal	192,095,062.51	376.656985

Distributable Amount	$194,002,150.84

Class A-2a Notes Distributable Amount
Monthly Interest	$1,823,375.00	4.051944
Monthly Principal	—	—

Distributable Amount	$1,823,375.00

Class A-2b Notes Distributable Amount
Monthly Interest	$3,657,000.00	3.450000
Monthly Principal	—	—

Distributable Amount	$3,657,000.00

Class A-3 Notes Distributable Amount
Monthly Interest	$2,633,763.89	4.051944
Monthly Principal	—	—

Distributable Amount	$2,633,763.89

Class A-4 Notes Distributable Amount
Monthly Interest	$1,026,510.10	4.060000
Monthly Principal	—	—

Distributable Amount	$1,026,510.10

Class B Notes Distributable Amount
Monthly Interest	$534,110.34	4.237222
Monthly Principal	—	—

Distributable Amount	$534,110.34

Class C Notes Distributable Amount
Monthly Interest	$211,336.29	4.470833
Monthly Principal	—	—

Distributable Amount	$211,336.29

Class D Notes Distributable Amount
Monthly Interest	$181,759.98	5.767778
Monthly Principal	—	—

Distributable Amount	$181,759.98

Total Servicing Fee	$1,245,262.68	0.361111

LIBOR Rate effective for current Distribution Period	4.57%

EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January 2006 and February 2006
Distribution Date: 3/15/06

Part III. Payment Ahead and Advances

Payment Ahead Servicing Account
Beginning Payment Ahead Balance	$5,166,061.63
Less: Payments Applied	3,110,450.04
Current Period Payments Ahead Received	3,527,524.30

Ending Payment Ahead Balance	$5,583,135.89

Advance Account
Beginning Outstanding Unreimbursed Scheduled Principal and Interest Advances	$—
Beginning Outstanding Unreimbursed Simple Interest Advances	—
Scheduled Principal and Interest Advances	2,320,976.91
Simple Interest Advances	—
Reimbursement of Previous Scheduled Principal and Interest Advances	546,433.87
Reimbursement of Previous Simple Interest Advances	—

Ending Outstanding Unreimbursed Scheduled Principal and Interest Advances	$1,774,543.04
Ending Outstanding Unreimbursed Simple Interest Advances	$—

If the full scheduled payment due is not received by the end of month in which it was due the servicer will advance the shortfall for receivables that are not in default. The servicer will be reimbursed for any advances from subsequent payments or collections relating to that receivable. At the time the servicer determines that advances will not be recoverable from payments on that receivable the servicer is entitled to recoup its advance from collections of other receivables.

Part IV. Balances & Principal Factors
	Beginning of Period	End of Period

Total Pool Balance	$3,448,419,727.08	$3,228,394,258.03
Total Pool Factor	1.0000000	0.9361953
Class A-1 Notes Balance	$510,000,000.00	$317,904,937.49
Class A-1 Notes Principal Factor	1.0000000	0.6233430
Class A-2a Notes Balance	$450,000,000.00	$450,000,000.00
Class A-2a Notes Principal Factor	1.0000000	1.0000000
Class A-2b Notes Balance	$1,060,000,000.00	$1,060,000,000.00
Class A-2b Notes Principal Factor	1.0000000	1.0000000
Class A-3 Notes Balance	$650,000,000.00	$650,000,000.00
Class A-3 Notes Principal Factor	1.0000000	1.0000000
Class A-4 Notes Balance	$252,835,000.00	$252,835,000.00
Class A-4 Notes Principal Factor	1.0000000	1.0000000
Class B Notes Balance	$126,052,000.00	$126,052,000.00
Class B Notes Principal Factor	1.0000000	1.0000000
Class C Notes Balance	$47,270,000.00	$47,270,000.00
Class C Notes Principal Factor	1.0000000	1.0000000
Class D Notes Balance	$31,513,000.00	$31,513,000.00
Class D Notes Principal Factor	1.0000000	1.0000000

Pool Statistics	Inception	Beg of Period	End of Period

Number of Accounts	211,904	211,904	208,158
Weighted Average Coupon	3.85%	3.85%	3.84%
Weighted Average Remaining Term	45.44	45.44	43.63
Weighted Average Age	14.99	14.99	17.23

EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January 2006 and February 2006
Distribution Date: 3/15/06

Part V. Reserve Account

			Per $1000 of
			Original Principal
Beginning Reserve Account Balance		$15,756,524.36
Draw for Servicing Fee		—	—
Draw for Class A-1a Notes Distributable Amount		—	—
Draw for Class A-1b Notes Distributable Amount		—	—
Draw for Class A-2 Notes Distributable Amount		—	—
Draw for Class A-3 Notes Distributable Amount		—	—
Draw for Class A-4 Notes Distributable Amount		—	—
Draw for Class B Notes Distributable Amount		—	—
Draw for Class C Notes Distributable Amount		—	—
Draw for Class D Notes Distributable Amount		—	—
Additions to Reserve Account (for Accumulation Account)		—	—
Additions to Reserve Account		—	—
Releases from Reserve Account		—	—

Ending Reserve Account Balance		$15,756,524.36

Preceding Collection Period
Specified Reserve Account Balance		$—
Reserve Account Balance		$—

Current Collection Period
Specified Reserve Account Balance		$15,756,524.36
Reserve Account Balance		$15,756,524.36

Part VI. Carryover Shortfall
			Per $1000 of
			Original Principal

Noteholders’ Interest Carryover Shortfall		$—	—
Noteholders’ Principal Carryover Shortfall		$—	—

Part VII. Charge Off and Delinquency Rates

		Current Period	Current Period
Charge Off Rate	Average Receivables	Net Charge-Offs	Loss Rate

February 2006	$3,288,639,626.31	$2,982.00	0.0011%
January 2006	$3,398,652,360.84	$—	0.0000%
Two Month Average			0.0005%

	Original	Cumulative	Cumulative
	Receivable Balance	Net Charge-Offs	Loss Rate

Total Cumulative Charge Offs	$3,348,884,994.59	$2,982.00	0.0011%

Delinquency Rate	Total Accounts	Accounts Over 60	% Delinquent

February 2006	208,158	232	0.1115%
January 2006	211,001	11	0.0052%
Two Month Average			0.0583%

Delinquency Stratification	Total Accounts	Total $

31-60 days	3,120	$50,883,096.90
61-90 days	231	$3,893,553.50
>90 days	1	$10,915.56

The information contained in this report is defined or determined in a manner consistent with the prospectus for Capital Auto Receivables Asset Trust 2006-1 related to delinquencies, charge-offs and uncollectible accounts.

EXHIBIT 99

Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January 2006 and February 2006
Distribution Date: 3/15/06

Part VIII. Prepayment Rate

Month	Prepayment Rate
1	0.728%
2	1.143%

EXHIBIT 99
Monthly Servicing Report
Capital Auto Receivables Asset Trust 2006-1
January 2006 and February 2006
Distribution Date: 3/15/06
Part IX. Early Amortization Events / Portfolio Performance Conditions/ Trigger Events

Early Amortization Events
1)	Was the Reserve Account Balance less than the Specified Reserve Account Balance for Two Consecutive Months?	No

2)	Has an Event of Default occurred?	No

3)	Has a Servicer Default occurred?	No